Ameritas Life Insurance Corp. of New York

("Ameritas Life of NY")

Ameritas Life of NY Separate Account VUL

Ameritas Life of NY Separate Account VA

(Separate Accounts)

Supplement to:

Overture Encore! II,

Overture Acclaim! and Overture Accent!

Prospectuses Dated May 1, 2012

and Statements of Additional Information ("SAI")

Supplement Dated January 10, 2020

Effective January 1, 2020, Ameritas Investment Corp., the underwriter, converted from a Nebraska corporation to a Nebraska limited liability company (Ameritas Investment Company, LLC). All references in the prospectus to Ameritas Investment Corp. (“AIC”) are changed to Ameritas Investment Company, LLC (“AIC”).

All other provisions remain as stated in your Policy, prospectus, supplements and Statement of Additional Information as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp. of New York.

If you do not have a current prospectus, please contact Ameritas Life of NY at 877-280-6110.

IN 2399NY 1-20